                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ];                  Amendment Number:
This Amendment (Check only one.):              [  ] is a restatement.
                                               [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Woodland Partners LLC
Address:  60 South Sixth Street, Suite 3750
          Minneapolis, Minnesota 55402

Form 13F File Number: 28- 5982

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard J. Rinkoff
Title: Managing Partner
Phone: (612) 359-4185

Signature, Place, and Date of Signing:

/s/ RICHARD J. RINKOFF        Minneapolis, Minnesota        August 10, 2000
----------------------------  ----------------------------  -------------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]       13F COMBINATION REPORT. (Check here if a portion of the
           holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:                                      0
                                                              -----------
Form 13F Information Table Entry Total:                                37
                                                              -----------
Form 13F Information Table Value Total:                       $   323,775
                                                              -----------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2         COLUMN 3      COLUMN 4                 COLUMN 5                  COLUMN 6
--------------------------------  -----------------   -----------   -----------   --------------------------------   --------------

                                                                       VALUE       SHRS OR       SH/        PUT/       INVESTMENT
         NAME OF ISSUER            TITLE OF CLASS        CUSIP       (X$1000)      PRN AMT       PRN        CALL       DISCRETION
--------------------------------  -----------------   -----------   -----------   ----------   --------   --------   --------------
Central Newspapers..............    common             154647101     $ 13,143       207,800     SH                        SOLE
International Multifoods........    common             460043102     $ 13,050       753,800     SH                        SOLE
Central Garden and Pet..........    common             153527106     $  5,520       615,500     SH                        SOLE
Damark International Inc........    common             235691102     $  8,753       407,100     SH                        SOLE
Justin Industries...............    common             482171105     $ 10,318       471,700     SH                        SOLE
Lodgenet........................    common             540211109     $  6,036       248,900     SH                        SOLE
Herman Miller Inc...............    common             600544100     $ 10,526       406,800     SH                        SOLE
Ogden Corp......................    common             676346109     $  3,326       369,500     SH                        SOLE
Pennzoil Quaker State...........    common             709323109     $  9,501       787,700     SH                        SOLE
Polaris.........................    common             731068102     $ 15,766       492,700     SH                        SOLE
Regis Corp......................    common             758932107     $  6,169       493,500     SH                        SOLE
SPX Corp........................    common             784635104     $ 16,157       133,600     SH                        SOLE
Toro Co.........................    common             891092108     $  5,514       167,400     SH                        SOLE
Tower Automotive................    common             891707101     $  5,339       427,100     SH                        SOLE
True North Communications.......    common             897844106     $ 10,212       232,100     SH                        SOLE
ValueVision Int'l. Inc..........    common             92047K107     $  3,986       166,100     SH                        SOLE
Vicorp Restaurants..............    common             925817108     $  2,911       159,508     SH                        SOLE
Ferro Corp......................    common             315405100     $ 10,706       509,800     SH                        SOLE
H.B. Fuller Company.............    common             359694106     $ 17,031       373,800     SH                        SOLE
Material Sciences...............    common             576674105     $  9,476       947,600     SH                        SOLE
Rayonier Inc....................    common             754907103     $  5,973       166,500     SH                        SOLE
U.S. Can Corp...................    common             90328W105     $  7,923       456,000     SH                        SOLE
Alliant Techsystems.............    common             018804104     $ 13,885       205,900     SH                        SOLE
Donaldson.......................    common             257651109     $  5,524       279,700     SH                        SOLE
Graco Inc.......................    common             384109104     $ 15,467       475,900     SH                        SOLE
Binks Sames Corp................    common             79587E104     $  3,246       206,100     SH                        SOLE
Nuevo Energy Co.................    common             670509108     $  3,247       172,000     SH                        SOLE
ACNielsen Corp..................    common             004833109     $ 12,775       580,700     SH                        SOLE
U.S. Industries.................    common             912080108     $ 12,004       989,980     SH                        SOLE
GATX Corp.......................    common             361448103     $ 12,080       355,300     SH                        SOLE
TCF Financial...................    common             872275102     $ 14,285       556,100     SH                        SOLE
Edwards Lifesciences............    common             28176E108     $  6,686       361,400     SH                        SOLE
Rochester Medical...............    common             771497104     $  4,028       480,900     SH                        SOLE
Aetrium.........................    common             00817R103     $  3,589       624,100     SH                        SOLE
Complete Business Solutions.....    common             20452F107     $  6,879       391,700     SH                        SOLE
Miami Computer Supplies.........    common             55270M108     $  4,658       180,000     SH                        SOLE
Plato Learning Corp.............    common             72764Y100     $  8,086       588,100     SH                        SOLE
                                                                     --------     ----------
GRAND TOTAL.....................                                     $323,775     15,442,388

            COLUMN 1                COLUMN 7                 COLUMN 8
--------------------------------  ------------   ---------------------------------
                                                         VOTING AUTHORITY
                                     OTHER       ---------------------------------
         NAME OF ISSUER             MANAGERS        SOLE       SHARED       NONE
--------------------------------  ------------   ----------   ---------   --------
Central Newspapers..............                    175,600     32,200
International Multifoods........                    636,000    117,800
Central Garden and Pet..........                    523,300     92,200
Damark International Inc........                    345,100     62,000
Justin Industries...............                    399,800     71,900
Lodgenet........................                    209,900     39,000
Herman Miller Inc...............                    344,400     62,400
Ogden Corp......................                    312,200     57,300
Pennzoil Quaker State...........                    667,600    120,100
Polaris.........................                    418,000     74,700
Regis Corp......................                    418,800     74,700
SPX Corp........................                    113,100     20,500
Toro Co.........................                    141,800     25,600
Tower Automotive................                    361,800     65,300
True North Communications.......                    196,600     35,500
ValueVision Int'l. Inc..........                    140,500     25,600
Vicorp Restaurants..............                    136,865     22,643
Ferro Corp......................                    432,200     77,600
H.B. Fuller Company.............                    316,800     57,000
Material Sciences...............                    803,600    144,000
Rayonier Inc....................                    141,300     25,200
U.S. Can Corp...................                    385,500     70,500
Alliant Techsystems.............                    174,600     31,300
Donaldson.......................                    234,700     45,000
Graco Inc.......................                    403,400     72,500
Binks Sames Corp................                    170,900     35,200
Nuevo Energy Co.................                    145,800     26,200
ACNielsen Corp..................                    491,100     89,600
U.S. Industries.................                    838,980    151,000
GATX Corp.......................                    300,400     54,900
TCF Financial...................                    469,900     86,200
Edwards Lifesciences............                    306,300     55,100
Rochester Medical...............                    407,900     73,000
Aetrium.........................                    529,100     95,000
Complete Business Solutions.....                    331,900     59,800
Miami Computer Supplies.........                    152,500     27,500
Plato Learning Corp.............                    498,400     89,700
                                                 ----------   ---------
GRAND TOTAL.....................                 13,076,645   2,365,743

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